Share-Based Compensation	12 Months Ended
Dec. 31, 2015
Share-Based Compensation
Share-Based Compensation

15. Share-Based Compensation

E-House’s Share Incentive Plan (the “E-House Plan”)

In 2006, the Company adopted the E-House Plan, which allows the Company to offer a variety of share-based incentive awards to employees, officers, directors and individual consultants who render services to the Company. Under the E-House Plan, the Company authorized 3,636,364 ordinary shares, or 5% of the then total shares outstanding, to grant as options or restricted shares over a three-year period. In October 2010, the Company authorized an increase of 4,013,619 ordinary shares to the award pool. In November 2012, the Company further authorized an increase of 1,273,000 ordinary shares to the award pool. In August, 2013, E-House Holdings authorized an increase of 6,644,659 ordinary shares to the award pool. Options have a ten-year life. Share options granted under the E-House Plan can be settled by the employee either by cash or net settled by shares.

Share Options:

A summary of option activity under the E-House Plan during the year ended December 31, 2015 is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value of Options
		$		$
Outstanding, as of January 1, 2015	9,476,704	4.52		25,776,635
Exercised	(513,261)	1.86		1,745,007
Forfeited	(7,160)	4.74

Outstanding, as of December 31, 2015	8,956,283	4.67	4.80	14,509,178

Vested and expected to vest as of December 31, 2015	8,956,283	4.67	4.80	14,509,178
Exercisable as of December 31, 2015	8,956,283	4.67	4.80	14,509,178

The Company recorded compensation expense of $12,817,935, $5,950,940 and nil for the years ended December 31, 2013, 2014 and 2015, respectively. During the years ended December 31, 2013, 2014 and 2015, 4,596,761, 3,446,585 and 513,261 options were exercised having a total intrinsic value of $25,248,554, $23,679,729 and $1,745,007, respectively.

As of December 31, 2015, there is no unrecognized compensation expense related to unvested share options granted under the E-House Plan.

Restricted Shares:

The Company granted 1,303,000, 1,439,000 and nil restricted shares to certain employees, directors and officers in 2013, 2014 and 2015 respectively. Under the terms of each restricted shares, restricted shares vest over three years.

A summary of restricted share activity under the E-House Plan during the year ended December 31, 2015 is presented below:

	Number of Restricted Shares	Weighted Average Grant-date Fair Value
		$
Unvested as of January 1, 2015	2,697,049	8.50
Vested	(1,288,330)	7.69
Forfeited	(50,004)	7.90

Unvested as of December 31, 2015	1,358,715	9.30

The total fair value of restricted shares vested in 2013, 2014 and 2015 was $5,612,379, $6,094,602 and $9,909,868, respectively.

As of December 31, 2015, there was $11,393,099 of total unrecognized compensation expense related to restricted shares granted under the E-House Plan. That cost is expected to be recognized over a weighted-average period of 1.55 years.

The Company recorded compensation expense of $5,668,460, $6,174,583 and $9,680,385, for the years ended December 31, 2013 and 2014 and 2015, respectively, related to restricted shares.

Leju Plan

In November 2013, Leju adopted a share incentive plan (“Leju Plan”), which allows Leju to offer a variety of share-based incentive awards to employees, officers, directors and individual consultants who render services to Leju. Under the Leju Plan, the maximum number of shares that may be issued shall be 8% of the total outstanding shares on an as-converted and fully diluted basis as of the effective date of the plan. Options have a ten-year life.

Share Options:

On December 1, 2013, Leju granted 7,192,000 options to purchase its ordinary shares to certain of Leju’s employees and E-House’s employees at an exercise price of $4.60 per share. The options expire ten years from the date of grant and vest ratably at each grant date anniversary over a period of three years.

On December 16, 2013, Leju granted 600,000 restricted shares to a director of Leju and an E-House employee to replace the same number of options previously granted under the Leju plan, with all other terms unchanged. The purchase price of the restricted shares is $4.60 per share, which were the exercise prices of the options that were replaced. The modification did not result in any incremental compensation expense. Cash received from the advance payment of the restricted shares are recorded as an amount due to related parties as of December 31, 2013.

In January, 2014, Leju granted 60,000 restricted shares to an E-House employee to replace the same number of options previously granted under the Leju plan, with all other terms unchanged. The purchase price of the restricted shares is $4.60 per share, which were the exercise prices of the options that were replaced. The modification did not result in any incremental compensation expense. Cash received from the advance payment of the restricted shares are recorded as an amount due to related parties.

During 2015, Leju granted 2,517,000 options to purchase its ordinary shares to certain of Leju’s employees and E-House’s employees at exercise price ranging from $5.54 to $9.68 per share. The options expire ten years from the date of grant and vest ratably at each grant date anniversary over a period of three years.

Leju has used the binomial model to estimate the fair value of the options granted under the Leju Plan. The fair value per option was estimated at the date of grant using the following assumptions:

	2013	2015
Risk-free rate of return	2.98%	2.14%
Contractual life of option	10 years	10 years
Estimated volatility rate	56.74%	62.82%
Dividend yield	0.00%	2.56%

A summary of option activity under the Leju Plan during the year ended December 31, 2015 is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Weighted Average Aggregate Intrinsic Value of Options
		$
Outstanding, as of January 1, 2015	6,133,799	4.60	8.92	37,784,202
Granted	2,517,000	6.38	10.00
Exercised	(196,185)	4.60		949,907
Forfeited	(390,896)	5.26

Outstanding, as of December 31, 2015	8,063,718	5.12	8.50	4,806,104

Vested and expected to vest as of December 31, 2015	7,824,106	5.51	8.97	1,663,274
Exercisable as of December 31, 2015	3,635,917	4.60	7.92	4,072,227

The weighted average grant-date fair value of the options granted in December 2013 was $2.21 and $3.44 per share of the options granted in 2015. For the year ended December 31, 2013, 2014 and 2015, the Group recorded compensation expenses of $381,874, $4,525,552 and $5,096,192 for the share options granted to the Group’s employees, respectively. During the years ended December 31, 2014 and 2015, 266,201 and 196,185 options were exercised having a total intrinsic value of $1,668,693, and $949,907, respectively.

As of December 31, 2015, total unrecognized compensation expense related to unvested share options granted under the Leju Plan was $11,525,658. That cost is expected to be recognized over a weighted-average period of 2.13 years.

Restricted Shares:

On March 18, 2014, Leju granted 866,000 restricted shares to certain employees, directors and officers, under the terms of each restricted shares, restricted shares vest over three years. On August 21, 2014, Leju granted 229,400 restricted shares to certain employees and officers, under the terms of each restricted shares, restricted shares vest over eight months.

A summary of restricted share activity under the Leju Plan during the year ended December 31, 2015 is presented below:

	Number of Restricted Shares	Weighted Average Grant-date Fair Value
		$
Outstanding, as of January 1, 2015	1,526,600	9.42
Vested	(719,064)	9.98
Forfeited	(10,200)	16.25

Outstanding, as of December 31, 2015	797,336	8.82

The total fair value of restricted shares vested in 2013, 2014 and 2015 was nil, $486,200 and $7,179,455, respectively.

For the years ended December 31, 2013, 2014 and 2015, the Group recorded compensation expenses of $34,758, $4,923,226 and $5,314,902 for the restricted shares granted to the Group’s employees.

As of December 31, 2015, total unrecognized compensation expense related to unvested restricted shares granted under the Leju Plan was $4,384,344. That cost is expected to be recognized over a weighted-average period of 1.19 years.

Omnigold Plan

In 2015, the Group’s subsidiary, Omnigold Holdings Limited (“Omnigold”), adopted a share incentive plan (“Omnigold Plan”), which proposed that (i) the maximum number of shares of Omnigold available for issuance pursuant to all awards under the Ominigold Plan shall initially be 5,000,000 as of the date the Ominigold Plan was approved and adopted by the Board of Omnigold (the “Effective Date”), and (ii) the Ominigold Plan shall be increased automatically by 5% of the then total issued and outstanding shares on an as-converted fully diluted basis on each of the third, sixth and ninth anniversary of the Effective Date.

On August 11, 2015, Omnigold granted 2,400,000 options to purchase its ordinary shares to certain of the Group’s employees at an exercise price of $1.50 per share. The options expire ten years from the date of grant and vest ratably at each grant date anniversary over a period of three years.

The Company has used the binomial model to estimate the fair value of the options granted under the Omnigold Plan. The fair value per option was estimated at the date of grant using the following assumptions:

2015
Risk-free rate of return	3.33%
Contractual life of option	10 years
Estimated volatility rate	63.69%
Dividend yield	0.00%

A summary of option activity under the Omnigold Plan during the year ended December 31, 2015 is presented below:

	Number of Options	Exercise Price	Remaining Contractual Term	Aggregate Intrinsic Value of Options
		$
Outstanding, as of January 1, 2015	—
Granted	2,400,000	1.50	10.00	—
Exercised	—
Forfeited	(130,000)	1.50		—

Outstanding, as of December 31, 2015	2,270,000	1.50	9.61	—

Vested and expected to vest as of December 31, 2015	1,966,771	1.50	9.61	—
Exercisable as of December 31, 2015	—			—

The grant-date fair value of the options granted in August, 2015 was $0.30 per share. For the year ended December 31, 2015, the Group recorded compensation expenses of $80,577.

As of December 31, 2015, total unrecognized compensation expense related to unvested share options granted under the Omnigold Plan was $545,884. That cost is expected to be recognized over a weighted-average period of 2.61 years.

Scepter Plan

In August 2014, Scepter adopted a share incentive plan (“Scepter Plan”), which authorized Scepter to offer a variety of share-based incentive awards to employees, officers, directors and E-House’s employees. Under the Scepter Plan, the maximum number of shares that may be issued shall be 750,000 to grant as options or restricted shares over a three-year period. Options have a ten-year life.

Share Options:

On August 8, 2014, Scepter granted 455,000 options to purchase ordinary shares of Scepter to certain of the Scepter’s employees and E-House’s employees for their services of next three years at an exercise price of $3.30 per share. The options expire ten years from the date of grant and vest ratably at each grant date anniversary over a period of three years.

2014
Average risk-free rate of return	4.3%
Contractual life of option	10 years
Average estimated volatility rate	50.0%
Average dividend yield	1.7%

The grant-date fair value of the options granted in August was $1.12 per share. For the year ended December 31, 2014 and 2015, the Group recorded compensation expenses of $66,820 and $84,452 for the share options granted to the Group’s employees.

As of the date of Jupai Transaction (Note 1), the Scepter plan was transferred to Jupai and there was no outstanding share options as of December 31, 2015.

As of December 31, 2015 there was no unrecognized compensation expense related to unvested share options granted under the Scepter Plan, as Scepter was no longer a subsidiary of the Group.

Other Equity Compensation:

In September 2014, the Group acquired non-controlling interests from certain employee shareholders. The price premium paid over the fair value of the ordinary shares amounting $4,276,810 was recorded as share-based compensation costs and to be amortized over the required two-year service period (See Note 6). $534,601 and $2,138,404 stock compensation expense was recognized for the year ended December 31, 2014 and 2015. As of December 31, 2014 and 2015, total unrecognized compensation expense related to this compensation agreement were $3,742,209 and $1,603,805, respectively.